Principal Subsidiaries - Principal Domestic Subsidiaries (Detail) - Domestic [member]	12 Months Ended
Mar. 31, 2018
Sumitomo mitsui banking corporation [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Commercial banking
SMBC Trust Bank Ltd. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Trust banking
SMBC Guarantee Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit guarantee
Sumitomo mitsui finance and leasing company, limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	60.00%
Proportion of Voting Rights	60.00%
Main Business	Leasing
SMFL Capital Company, Limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Leasing
SMBC Nikko Securities Inc. [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Securities
Sumitomo Mitsui Card Company, Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	65.90%
Proportion of Voting Rights	65.90%
Main Business	Credit card
Cedyna Financial Corporation [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Credit card and consumer credit
SMBC Consumer Finance Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Consumer lending
SMBC Mobit Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Consumer lending
SMM Auto Finance, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	51.00%
Proportion of Voting Rights	51.00%
Main Business	Automobile sales financing
SMBC Finance Service Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Collecting agent and factoring
The Japan Research Institute, Limited [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	System development, data processing, management consulting and economic research
Sumitomo mitsui asset management company, limited [member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	60.00%
Proportion of Voting Rights	60.00%
Main Business	Investment advisory and investment trust management
SAKURA KCS Corporation [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	47.40%
Proportion of Voting Rights	47.40%
Main Business	System engineering and data processing
NCore Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	51.00%
Proportion of Voting Rights	51.00%
Main Business	Data processing service and consulting
SMBC Venture Capital Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	40.00%
Proportion of Voting Rights	40.00%
Main Business	Venture capital
SMBC Consulting Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	100.00%
Proportion of Voting Rights	100.00%
Main Business	Management consulting and information services
Japan Pension Navigator Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Proportion of Ownership Interest	69.70%
Proportion of Voting Rights	69.70%
Main Business	Operational management of defined contribution pension plans